License Agreements, Research Collaborations and Development Agreements - Additional Information (Details 1)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Jun. 30, 2019 USD ($) Agreement	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Agreement	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Agreement	Dec. 31, 2017 USD ($)
License Agreements Research Collaborations And Development Agreements [Line Items]
Royalty expense		$ 62,500	$ 62,500	$ 125,000	$ 125,000	$ 250,000	$ 257,186
Annual future minimum royalty payments due		250,000		250,000		250,000
Revenue		1,009,543	788,901	2,029,720	1,635,127	2,946,307	3,211,007
Collaborations Revenue [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Revenue		500,000	155,276	1,000,000	359,316	516,016	397,178
Collaborations Revenue [Member] | Collaborative Arrangement License Agreement [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Revenue						12,397	25,000
Product [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Revenue		504,293	632,525	1,024,470	1,266,021	2,395,626	2,771,869
Laboratory Service Revenue [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Revenue		$ 5,250	$ 1,100	$ 5,250	$ 9,790	$ 34,665	41,960
F I S H Product Line [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Number of license agreements | Agreement		1		1		1
Centers For Disease Control And Prevention [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Number of contract awarded year	1 year
Revenue						$ 503,881	$ 357,178
Centers For Disease Control And Prevention [Member] | Cloud Based Mobile Software [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Contract awarded value for funds development and evaluation of software	$ 860,000